Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2024 JPY (¥) security	Mar. 31, 2024 JPY (¥) security
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 13,647,976	¥ 19,994,182
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	10,609	20,779
Available-for-sale debt securities, Fair value, 12 months or more	5,076,248	5,230,206
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	215,218	259,469
Available-for-sale debt securities, Fair value, Total	18,724,224	25,224,388
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 225,827	¥ 280,248
Available-for-sale debt securities, Number of securities | security	1,525	1,507
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 12,386,848	¥ 18,640,364
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	5,407	9,427
Available-for-sale debt securities, Fair value, 12 months or more	1,757,038	1,756,792
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	125,931	116,671
Available-for-sale debt securities, Fair value, Total	14,143,886	20,397,156
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 131,338	¥ 126,098
Available-for-sale debt securities, Number of securities | security	417	440
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 167,167	¥ 416,047
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	610	1,502
Available-for-sale debt securities, Fair value, 12 months or more	672,133	520,133
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	10,578	8,298
Available-for-sale debt securities, Fair value, Total	839,300	936,180
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 11,188	¥ 9,800
Available-for-sale debt securities, Number of securities | security	529	574
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 255,136	¥ 358,973
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,852	9,306
Available-for-sale debt securities, Fair value, 12 months or more	1,765,019	1,942,369
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	70,751	121,323
Available-for-sale debt securities, Fair value, Total	2,020,155	2,301,342
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 73,603	¥ 130,629
Available-for-sale debt securities, Number of securities | security	83	97
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 150,753	¥ 167,004
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,119	467
Available-for-sale debt securities, Fair value, 12 months or more	459,710	442,274
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	4,321	3,582
Available-for-sale debt securities, Fair value, Total	610,463	609,278
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 5,440	¥ 4,049
Available-for-sale debt securities, Number of securities | security	369	309
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 207,273	¥ 185,197
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	15	14
Available-for-sale debt securities, Fair value, 12 months or more	326,360	343,621
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	299	331
Available-for-sale debt securities, Fair value, Total	533,633	528,818
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 314	¥ 345
Available-for-sale debt securities, Number of securities | security	15	14
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 118,095	¥ 23,810
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	285	9
Available-for-sale debt securities, Fair value, 12 months or more	45,666	160,109
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	230	1,868
Available-for-sale debt securities, Fair value, Total	163,761	183,919
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 515	¥ 1,877
Available-for-sale debt securities, Number of securities | security	19	17
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 362,704	¥ 202,787
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	321	54
Available-for-sale debt securities, Fair value, 12 months or more	50,322	64,908
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3,108	7,396
Available-for-sale debt securities, Fair value, Total	413,026	267,695
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 3,429	¥ 7,450
Available-for-sale debt securities, Number of securities | security	93	56